OFFICE AND GENERAL BY NATURE	3 Months Ended
Mar. 31, 2022
Office And General By Nature
OFFICE AND GENERAL BY NATURE

NOTE 8. OFFICE AND GENERAL BY NATURE

	Three months periods ended
	March 31, 2022	March 31, 2021
Salaries and benefits expenses	12,537	8,806
Office rent and related expenses	4,298	11,289
Transfer agent fee	2,686	2,533
Regulatory fee	450	225
Others	-	426
Total	19,971	23,279